PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	As of September 30,
	2019	2018
Buildings	$5,211,781	$5,188,568
Machinery	5,080,964	4,040,773
Furniture, fixtures and equipment	545,881	639,356
Motor vehicles	235,555	234,229
Total property plant and equipment, at cost	11,074,181	10,102,926
Less: accumulated depreciation	(4,597,893)	(4,533,745)
	6,476,288	5,569,181
Construction in progress (“CIP”)	119,416	711,231
Property, plant and equipment, net	$6,595,704	$6,280,412